NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 190,416	$ 190,935
Net loss from operations	(519)	98,270
Net cash used in operating activities	$ (28,392)	$ (23,224)